JPMORGAN TRUST I

JPMorgan U.S. Equity Funds
JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
JPMorgan Value Discovery Fund
Prospectuses dated November 1, 2008

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
Prospectus dated July 1, 2008

JPMorgan Income Funds
JPMorgan Strategic Income Opportunities Fund
Prospectus dated November 28, 2008

JPMorgan Income Funds
JPMorgan Total Return Fund
Prospectus dated June 5, 2008

JPMorgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Prospectus dated July 1, 2008

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
Prospectus dated February 29, 2008

JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2008

JPMorgan International Equity Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Prospectuses dated February 29, 2008

JPMorgan International Equity Funds
JPMorgan Emerging Economies Fund
Prospectus dated February 11, 2008

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
JPMorgan International Realty Fund
JPMorgan Market Neutral Fund
Prospectuses dated February 29, 2008

SUP-LOI-0209

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
Prospectus dated November 1, 2008

JPMorgan International Funds
JPMorgan Global Focus Fund
JPMorgan International Currency Income Fund
Prospectuses dated February 29, 2008

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Prospectuses dated February 29, 2008

JPMorgan Funds
JPMorgan International Markets Fund
Prospectus dated May 17, 2008

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2008

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Ultra Short Duration Bond Fund
Prospectus dated July 1, 2008

JPMorgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund
Prospectus dated July 1, 2008

JPMorgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 29, 2008

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2008

JPMorgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2008

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Prospectuses dated November 1, 2008

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2008

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Income Funds
JPMorgan Short Term Bond Fund II
Prospectus dated July 1, 2008

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Undiscovered Managers Small Cap Growth Fund
Prospectus dated December 31, 2008

JPMorgan Value Opportunities Fund, Inc.
JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2008
(collectively, “JPMorgan Funds”)
(Class A Shares)

Supplement dated February 23, 2009
to the Prospectuses as dated above, and as supplemented

Effective February 28, 2009 (the “Effective Date”), the following replaces the first paragraph under the “How to Do Business with the Funds—SALES CHARGES—Reducing Your Class A Sales Charge—Letter of Intent” section for an investor that enters into a Letter of Intent on or after the Effective Date:

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A, Class B and Class C Shares of JPMorgan Funds. You may then combine purchases of Class A, Class B and Class C Shares of one or more JPMorgan Funds you make over the next 13 months and pay the same sales charge on Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Fund or your Financial Intermediary are considered only in determining your current sales charge breakpoint which will be reduced by the LOI, but there will not be any not counted toward the Letter of Intent sales charge reduction. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE